Accounts Receivable, Net (Details) - Schedule of Allowance for Credit Losses - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance for Credit Losses [Abstract]
Beginning balance	$ 669,974	$ 259,690	$ 15,898
Allowance from acquisition of Hydroman			4,964
Addition	24,391	907,021	322,395
Write-off	(11,001)	(496,737)	(83,567)
Ending balance	$ 683,364	$ 669,974	$ 259,690